Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life, years	5 years
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life, years	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life, years	7 years